Components of Changes in Accumulated Other Comprehensive Loss and Related Cumulative Noncurrent Deferred Tax Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 4,060,177,000	$ 4,352,748,000	$ 1,574,919,000
Other comprehensive loss before reclassifications, net of tax	(32,576,000)	(10,658,000)	(63,350,000)
Amounts reclassified from accumulated other comprehensive loss, net of tax	7,511,000	11,195,000	1,305,000
Other comprehensive earnings (loss), net of tax	(25,065,000)	537,000	(62,045,000)
Ending Balance	4,142,590,000	4,060,177,000	4,352,748,000
Cumulative noncurrent deferred tax assets at end of period	82,793,000	67,757,000	70,367,000
Pension and Postretirement Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(103,380,000)	(106,688,000)	(44,549,000)
Other comprehensive loss before reclassifications, net of tax	(31,678,000)	(7,116,000)	(62,726,000)
Amounts reclassified from accumulated other comprehensive loss, net of tax	6,685,000	10,424,000	587,000
Other comprehensive earnings (loss), net of tax	(24,993,000)	3,308,000	(62,139,000)
Ending Balance	(128,373,000)	(103,380,000)	(106,688,000)
Cumulative noncurrent deferred tax assets at end of period	82,044,000	66,467,000	68,568,000
Foreign Currency
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(264,000)	3,278,000	3,902,000
Other comprehensive loss before reclassifications, net of tax	(898,000)	(3,542,000)	(624,000)
Other comprehensive earnings (loss), net of tax	(898,000)	(3,542,000)	(624,000)
Ending Balance	(1,162,000)	(264,000)	3,278,000
Unamortized Value of Terminated Forward Starting Interest Rate Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,978,000)	(2,749,000)	(3,467,000)
Amounts reclassified from accumulated other comprehensive loss, net of tax	826,000	771,000	718,000
Other comprehensive earnings (loss), net of tax	826,000	771,000	718,000
Ending Balance	(1,152,000)	(1,978,000)	(2,749,000)
Cumulative noncurrent deferred tax assets at end of period	749,000	1,290,000	1,799,000
Accumulated Other Comprehensive (Loss) Earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(105,622,000)	(106,159,000)	(44,114,000)
Ending Balance	$ (130,687,000)	$ (105,622,000)	$ (106,159,000)